Related Party Transactions - Transactions with OneLNG and Subsidiaries (Details) - OneLNG - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 3,797,000	$ 0
Management and administrative services revenue
Related Party Transaction [Line Items]
Related party revenues	$ 3,797,000